Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate										2.50%	2.50%
Corporate debt			$ 1,000,091		$ 1,023,071					$ 5,200	€ 5.0
Amount drawn			$ 57,503	$ 394,023
Maturity date			December 4, 2025
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt			$ 9,400		8,204
Amount drawn			$ 9,400		$ 8,200
Maturity date			July 1, 2024		July 1, 2023
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																							$ 10,400	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount			$ 450,000															$ 425,000				$ 215,000
Corporate debt			8,947
Amount drawn			10,000
Credit facility amount available			$ 418,500		$ 440,000
Revolving Credit Facility [Member] | Maturity December 31, 2024 [Member]
Corporate debt [Abstract]
Maturity date			December 31, 2024
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount			$ 100,000
Amount drawn			$ 21,500		10,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate		4.24%																			4.24%
Credit facility amount		$ 280,000																			€ 268.0
Maturity date			April 30, 2025
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period		3 months
Adjustment to interest rate		4.50%																			4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt			$ 23,791		24,422
Short term notes issued amount			$ 23,800		22,400	€ 22.8		€ 21.5											$ 52,000	€ 50.0
Term of short term notes			2 years
Percentage average cost of issued short term notes			0.39%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																$ 303,000	€ 290.0
Corporate debt			$ 300,809		327,440
Adjustment to interest rate																1.96%	1.96%
Maturity date			June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate														5.25%	5.25%
Credit facility amount														$ 146,000	€ 140.0
Corporate debt			$ 143,394		155,814
Maturity period			7 years
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate													4.00%
Corporate debt			$ 107,718		106,410
Maturity date			July 15, 2025
Principal amount of notes issued												$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares													29.1070
Principal amount of notes for exchange rate													$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares													$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement													$ 10,000
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate	1.90%						1.90%
Corporate debt	$ 5,200						€ 5.0
Maturity date	January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount									$ 400,000
Fixed interest rate									4.125%
Corporate debt			$ 395,571		$ 395,118
Maturity date			May 15, 2028